CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 28, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Redeemable convertible preferred stock, authorized (in shares)				9,898,400
Preferred stock, par value (in USD per share)	$ 0.00001				$ 0.00001				$ 0.00001
Preferred stock, authorized (in shares)	100,000,000				9,898,400				9,898,400
Common stock, par value (in USD per share)	$ 0.00001				$ 0.00001				$ 0.00001
Common stock, authorized (in shares)	0				300,000,000				300,000,000
Common stock, issued (in shares)	0				95,206,893				94,592,700
Common stock, outstanding (in shares)	0				95,050,041				94,592,700
Series A redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in USD per share)	$ 0.00001				$ 0.00001				$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	0			3,379,400	3,379,400
Redeemable convertible preferred stock, issued (in shares)	0				3,379,400				3,379,400
Redeemable convertible preferred stock, outstanding (in shares)	0	0	0		3,379,400	3,379,400	3,379,400	3,379,400	3,379,400	3,379,400
Redeemable convertible preferred stock, liquidation value					$ 8,000				$ 8,000
Series A-1 redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in USD per share)	$ 0.00001				$ 0.00001				$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	0			1,837,600	1,837,600				1,837,600
Redeemable convertible preferred stock, issued (in shares)	0				1,837,600				1,837,600
Redeemable convertible preferred stock, outstanding (in shares)	0	0	0		1,837,600	1,837,600	1,837,600	1,837,600	1,837,600	0
Redeemable convertible preferred stock, liquidation value					$ 5,000				$ 5,000
Series B convertible preferred stock
Redeemable convertible preferred stock, authorized (in shares)				4,681,400
Preferred stock, par value (in USD per share)	$ 0.00001				$ 0.00001				$ 0.00001
Preferred stock, authorized (in shares)	0				4,681,400				4,681,400
Preferred stock, issued (in shares)	0				4,681,400				4,681,400
Preferred stock, outstanding (in shares)	0				4,681,400				4,681,400
Preferred stock, liquidation value					$ 24,000				$ 24,000